Notes Payable/Convertible Debt (Details) - USD ($)		1 Months Ended							3 Months Ended		9 Months Ended	12 Months Ended
	Apr. 03, 2022	Oct. 31, 2021	Aug. 31, 2020	Jul. 31, 2020	Mar. 25, 2020	Mar. 21, 2020	Mar. 21, 2020	Oct. 30, 2019	Apr. 30, 2022	Apr. 30, 2021	Oct. 31, 2021	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020
Notes Payable/Convertible Debt (Details) [Line Items]
Notes payable, description						the Coronavirus Aid Relief and Economic Security Act (“CARES ACT” was enacted. The CARES ACT established the Paycheck Protection Program (“PPP”) which funds small businesses through federally guaranteed loans. Under the PPP, companies are eligible for forgiveness of principal and interest if the proceeds are used for eligible payroll costs, rent and utility costs. On June 17, 2020, the Company’s subsidiary, 4P Therapeutics, was advanced $34,870 under the PPP, all of which was forgiven as of April 30, 2021. The Company recorded a gain on the extinguishment of debt of $34,870 during the three months ended April 30, 2021.	the Coronavirus Aid Relief and Economic Security Act (“CARES ACT” was enacted. The CARES ACT established the Paycheck Protection Program (“PPP”) which funds small businesses through federally guaranteed loans. Under the PPP, companies are eligible for forgiveness of principal and interest if the proceeds are used for eligible payroll costs, rent and utility costs. On June 17, 2020, the Company’s subsidiary, 4P Therapeutics, was advanced $34,870 under the PPP, all of which was forgiven as of April 30, 2021. The Company recorded a gain on the extinguishment of debt of $34,870 during the year ended January 31, 2022.
Additional loan				$ 100,000
Common shares (in Shares)		17,182
Line of credit, term									Active Intelligence, the Company’s newly acquired subsidiary, entered into an agreement with the Carolina Small Business Development Fund for a line of credit of $160,000 due October 16, 2029, with interest of 5% per year.			Active Intelligence, the Company’s newly acquired subsidiary, entered into an agreement with the Carolina Small Business Development Fund for a line of credit of $160,000 due October 16, 2029, with interest of 5% per year.
Line of credit amount									$ 160,000			$ 160,000
Interest rate, percentage									5.00%			5.00%
Assumed amount									$ 139,184			$ 139,184
Payments of principal interest									1,697			1,697
Principal and interest payments												8,344
Forgiveness of debt									8,344			8,344
Balance due									111,591			115,238
Convertible notes payable current									$ 14,119			$ 14,119
Lease of description									The leases mature in 2025 and 2026.			The leases mature in 2025 and 2026.
Borrowing rate, percentage									5.00%			5.00%
Leases amount												$ 121,544
Related party payable, description			the Company issued to Pocono Coated Products LLC a promissory note, net of debt discount, in the amount of $1,332,893 with interest accruing at an annual rate of 0.17%, due on August 28, 2021, or immediately following the earlier of a capital raise of no less than $4,000,000 and/or a public offering of no less than $4,000,000. Pocono Coated Products LLC, a related party, is a shareholder of the Company.
Amortization of debt discount														$ 202,500
Convertible notes payable, description								the Company entered into a securities purchase agreement with two investors pursuant to which the Company issued to the investors (i) 6% one-year convertible promissory notes in the principal amount of $270,000 and (ii) three-year warrant to purchase 50,000 shares of common stock at an exercise price equal to the lesser of (i) $20.90 or (ii) if the Company completes a public offering, 110% of the initial public offering price of the common stock in the public offering. The loans contained an original issue discount of $20,000 resulting in gross proceeds from this financing of $250,000.
Description of convertible notes								the lesser of (i) the per share price of our common stock offered in a public offering or (ii) the variable conversion price, which is defined as 70% of the lowest trading price of the common stock during the 20 trading days preceding the date of conversion. The conversion price and the percentage of the trading price is subject to downward adjustment in the event the Company fails to comply with the obligations under the notes. The Company has the right to prepay the notes during the 180 days following the issuance of the notes at a premium of 115% of the outstanding principal and interest during the 60 days following the date of issuance of the note, which percentage increases to 125% during the remainder of the 180-day period. The Company is required to pay the notes one business day after the closing of the first to occur of (a) the next public offering of the Company’s securities or (b) the next private placement of the Company’s equity or debt securities in which the Borrower received net proceeds of at least $1.0 million, (c) issuance of securities pursuant to an equity line of credit or (d) a financing with a bank or other institutional lender.
Fair value of conversion price												128,870
Fair values of warrants												888,789
Debt discount												270,000
Notes and Loans Payable												767,650
Principal amount					$ 270,000				$ 3,647
Prepayment fee					69,131
Accrued interest					$ 345,565
Derivative liability														$ 928,774
Interest expense												118,421	$ 280,686
Amortization of debt discount										$ 36,554		97,477	272,130
Interest expense, debt												20,944	8,566
Agreement purchase description	the Company entered into a retail installment agreement for the purchase of an automobile. The contract price was $32,274, of which $22,795 was financed. The agreement is for five years bearing interest at 2.95% per annum with payments of $495 per month. The loan is secured by automobile. As of April 30, 2022, the amount due was $22,483 of which $3,960 is current.
Interest expense									$ 4,110	40,869
Amortization interest expense										4,315		$ 118,421	$ 280,686
Related Party Payable [Member]
Notes Payable/Convertible Debt (Details) [Line Items]
Related party payable, description			the Company’s acquisition of Pocono Products LLC, the Company issued to Pocono Coated Products LLC a promissory note, net of debt discount, in the amount of $1,332,893 with interest accruing at an annual rate of 0.17%, due on August 28, 2021, or immediately following the earlier of a capital raise of no less than $4,000,000 and/or a public offering of no less than $4,000,000. The members of Pocono Coated Products LLC, which include Mike Myer who was a related party, are shareholders of the Company.
Amortization of debt discount										$ 36,554	$ 97,477
Balance due		$ 1,500,000									$ 1,500,000